Insurance (Liabilities for Guarantees) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	$ 6,999	$ 5,636	$ 4,653
Incurred guaranteed benefits (1)	1,439	1,423	1,020
Paid guaranteed benefits	(58)	(60)	(37)
Balance at December 31,	8,380	6,999	5,636
Variable Annuity Guarantees | Guaranteed Minimum Death Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	1,124	845	630
Incurred guaranteed benefits (1)	373	339	252
Paid guaranteed benefits	(58)	(60)	(37)
Balance at December 31,	1,439	1,124	845
Variable Annuity Guarantees | Guaranteed Minimum Income Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	2,335	2,004	1,649
Incurred guaranteed benefits (1)	374	331	355
Paid guaranteed benefits	0	0	0
Balance at December 31,	2,709	2,335	2,004
Universal and Variable Life Contracts | Secondary Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	3,540	2,787	2,374
Incurred guaranteed benefits (1)	692	753	413
Paid guaranteed benefits	0	0	0
Balance at December 31,	4,232	3,540	2,787
Ceded Liabilities For Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Paid guaranteed benefits	(56)	(55)	(33)
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Net	963	1,098	997	$ 842
liabilities for guarantees on long duration contracts reinsurance recoverable incurred benefits net	(79)	156	188
Ceded Liabilities For Guarantees | Secondary Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Paid guaranteed benefits	0	0	0
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Net	945	1,105	1,007	846
liabilities for guarantees on long duration contracts reinsurance recoverable incurred benefits net	(160)	98	161
Ceded Liabilities For Guarantees | Guaranteed Minimum Death Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Paid guaranteed benefits	(56)	(55)	(34)
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Net	18	(27)	(20)	(10)
liabilities for guarantees on long duration contracts reinsurance recoverable incurred benefits net	101	48	24
Ceded Liabilities For Guarantees | Guaranteed Minimum Income Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Paid guaranteed benefits	0	0	1
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Net	0	20	10	6
liabilities for guarantees on long duration contracts reinsurance recoverable incurred benefits net	(20)	10	3
Net Liabilities For Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Incurred guaranteed benefits (1)	1,518	1,267	832
Paid guaranteed benefits	(2)	(5)	(4)
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Net	7,417	5,901	4,639	3,811
Net Liabilities For Guarantees | Secondary Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Incurred guaranteed benefits (1)	852	655	252
Paid guaranteed benefits	0	0	0
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Net	3,287	2,435	1,780	1,528
Net Liabilities For Guarantees | Guaranteed Minimum Death Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Incurred guaranteed benefits (1)	272	291	228
Paid guaranteed benefits	(2)	(5)	(3)
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Net	1,421	1,151	865	640
Net Liabilities For Guarantees | Guaranteed Minimum Income Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Incurred guaranteed benefits (1)	394	321	352
Paid guaranteed benefits	0	0	(1)
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Net	$ 2,709	$ 2,315	$ 1,994	$ 1,643